UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.8%[1]
Alternative Funds—9.9%
Oppenheimer Fundamental Alternatives Fund, Cl. I	712,588	$20,102,117
Oppenheimer Gold & Special Minerals Fund, Cl. I	416,214	5,648,020
Oppenheimer Master Event-Linked Bond Fund, LLC	929,740	14,634,713
Oppenheimer Real Estate Fund, Cl. I	561,973	13,549,176
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	226,456	1,789,001

		55,723,027
Domestic Equity Funds—15.9%
Oppenheimer Capital Appreciation Fund, Cl. I	540,930	35,252,432
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	80,219	1,845,044
Oppenheimer Main Street Mid Cap Fund, Cl. I	206,459	5,778,799
Oppenheimer Main Street Small Cap Fund, Cl. I	507,577	7,776,079
Oppenheimer Value Fund, Cl. I	1,087,647	39,568,587

		90,220,941
Domestic Fixed Income Funds—50.8%
Oppenheimer Limited-Term Government Fund, Cl. I	15,133,254	65,224,322
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,943,321	34,906,968
Oppenheimer Master Loan Fund, LLC	2,399,328	41,968,997
Oppenheimer Total Return Bond Fund, Cl. I	22,394,369	145,787,340

		287,887,627
Foreign Equity Funds—7.5%
Oppenheimer Developing Markets Fund, Cl. I	144,324	5,371,732
Oppenheimer Emerging Markets Innovators Fund, Cl. I	106,541	958,865
Oppenheimer Global Fund, Cl. I	125,252	11,216,358
Oppenheimer International Equity Fund, Cl. I	453,330	8,758,335
Oppenheimer International Growth Fund, Cl. I	241,096	8,983,222
Oppenheimer International Small-Mid Co. Fund, Cl. I	74,400	3,650,083
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	315,012	3,213,125

		42,151,720
Foreign Fixed Income Fund—14.9%
Oppenheimer International Bond Fund, Cl. I	15,889,178	84,530,429
Money Market Fund—0.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.12%[2]	4,669,615	4,669,615

Total Investments, at Value (Cost $560,887,044)	99.8%	565,183,359
Net Other Assets (Liabilities)	0.2	1,166,915

Net Assets	100.0%	$566,350,274

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	485,515	469,911	242,838	712,588

1 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Oppenheimer Global Multi Strategies Fund, Cl. I	1,155,713	630	1,156,343	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	610,836	332,638	527,260	416,214
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,007,211	77,471	929,740
Oppenheimer Real Estate Fund, Cl. I	793,943	122,736	354,706	561,973
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	—	227,745	1,289	226,456
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	1,068,074	5,112	532,256	540,930
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	—	80,672	453	80,219
Oppenheimer Main Street Mid Cap Fund, Cl. I	423,476	2,144	219,161	206,459
Oppenheimer Main Street Small Cap Fund, Cl. I	735,252	4,035	231,710	507,577
Oppenheimer Value Fund, Cl. I	1,833,645	29,610	775,608	1,087,647
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	15,119,183	2,218,787	2,204,716	15,133,254
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,517,926	414,675	989,280	2,943,321
Oppenheimer Master Loan Fund, LLC	1,883,024	890,017	373,713	2,399,328
Oppenheimer Total Return Bond Fund, Cl. I	22,817,338	2,039,857	2,462,826	22,394,369
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	110,827	44,587	11,090	144,324
Oppenheimer Emerging Markets Innovators Fund, Cl. I	—	107,137	596	106,541
Oppenheimer Global Fund, Cl. I	—	125,960	708	125,252
Oppenheimer International Equity Fund, Cl. I	490,134	42,230	79,034	453,330
Oppenheimer International Growth Fund, Cl. I	274,637	7,344	40,885	241,096
Oppenheimer International Small- Mid Co. Fund, Cl. I	81,335	480	7,415	74,400
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	—	316,788	1,776	315,012
Foreign Fixed Income Funds
Oppenheimer International Bond Fund, Cl. I	11,588,336	5,548,562	1,247,720	15,889,178
Money Market Funds
Oppenheimer Institutional Government Money Market Fund, Cl. E	199,526	23,234,211	18,764,122	4,669,615

2 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	$20,102,117	$—		$113,223	$231,864
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—		(4,129,984)	3,647,259
Oppenheimer Gold & Special Minerals Fund, Cl. I	5,648,020	—		(4,139,071)	2,505,906
Oppenheimer Master Event-Linked Bond Fund, LLC	14,634,713	682,945	[a]	(249,534)[a]	(229,444)
Oppenheimer Real Estate Fund, Cl. I	13,549,176	202,330		2,090,913	(2,153,810)
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	1,789,001	—		(250)	(83,759)
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	35,252,432	—		8,183,338	(10,496,047)
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	1,845,044	—		(252)	(45,698)
Oppenheimer Main Street Mid Cap Fund, Cl. I	5,778,799	—		950,039	(1,423,522)
Oppenheimer Main Street Small Cap Fund, Cl. I	7,776,079	—		591,125	(662,904)
Oppenheimer Value Fund, Cl. I	39,568,587	756,702		8,798,191	(14,201,377)
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	65,224,322	1,117,275		(307,256)	(332,194)
Oppenheimer Master Inflation Protected Securities Fund, LLC	34,906,968	1,102,546	[b]	(9,666)[b]	(1,646,376)
Oppenheimer Master Loan Fund, LLC	41,968,997	1,546,087	[c]	479,191 [c]	(999,644)
Oppenheimer Total Return Bond Fund, Cl. I	145,787,340	4,024,692		(425,705)	(5,733,164)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	5,371,732	—		141,883	(1,145,510)
Oppenheimer Emerging Markets Innovators Fund, Cl. I	958,865	—		(136)	(23,427)
Oppenheimer Global Fund, Cl. I	11,216,358	—		(1,166)	(146,416)
Oppenheimer International Equity Fund, Cl. I	8,758,335	—		564,736	(2,405,847)
Oppenheimer International Growth Fund, Cl. I	8,983,222	—		635,060	(2,861,367)
Oppenheimer International Small-Mid Co. Fund, Cl. I	3,650,083	—		231,358	(491,353)
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	3,213,125	—		(210)	(66,133)
Foreign Fixed Income Funds
Oppenheimer International Bond Fund, Cl. I	84,530,429	1,808,155		162,453	(8,958,636)

3 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Money Market Funds
Oppenheimer Institutional
Government Money Market Fund, Cl. E	$4,669,615	$86,693	$—	$—

Total	$565,183,359	$11,327,425	$13,678,280	$(47,721,599)

a. Represents the amount allocated to the Fund from Oppenheimer Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

4 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

5 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$473,672,681	$91,510,678	$—	$565,183,359

Total Assets	$473,672,681	$91,510,678	$—	$565,183,359

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

6 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

3. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Total Return Bond Fund, Cl. I, accounted for 25.74% of the Fund’s net assets. Additional information on Oppenheimer Total Return Bond Fund, Cl. I, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.48% of Master Loan, 3.95% of Master Event-Linked

7 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Bond and 22.95% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

8 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.8%[1]
Alternative Funds—6.3%
Oppenheimer Fundamental Alternatives Fund, Cl. I	1,203,792	$33,958,964
Oppenheimer Gold & Special Minerals Fund, Cl. I	596,908	8,100,044
Oppenheimer Master Event-Linked Bond Fund, LLC	1,336,817	21,042,365
Oppenheimer Real Estate Fund, Cl. I	1,033,596	24,919,999
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	1,078,892	8,523,243

		96,544,615
Domestic Equity Funds—35.8%
Oppenheimer Capital Appreciation Fund, Cl. I	3,035,130	197,799,439
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	546,914	12,579,014
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,083,436	30,325,361
Oppenheimer Main Street Small Cap Fund, Cl. I	3,190,597	48,879,952
Oppenheimer Value Fund, Cl. I	7,062,152	256,921,083

		546,504,849
Domestic Fixed Income Funds—30.0%
Oppenheimer Limited-Term Government Fund, Cl. I	25,330,738	109,175,479
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,754,863	68,251,064
Oppenheimer Master Loan Fund, LLC	3,078,388	53,847,103
Oppenheimer Total Return Bond Fund, Cl. I	34,794,222	226,510,383

		457,784,029
Foreign Equity Funds—20.4%
Oppenheimer Developing Markets Fund, Cl. I	1,326,988	49,390,476
Oppenheimer Emerging Markets Innovators Fund, Cl. I	849,413	7,644,715
Oppenheimer Global Fund, Cl. I	509,285	45,606,427
Oppenheimer International Equity Fund, Cl. I	4,222,685	81,582,268
Oppenheimer International Growth Fund, Cl. I	2,285,789	85,168,497
Oppenheimer International Small-Mid Co. Fund, Cl. I	672,353	32,985,619
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	853,920	8,709,985

		311,087,987
Foreign Fixed Income Fund—6.8%
Oppenheimer International Bond Fund, Cl. I	19,666,941	104,628,126
Money Market Fund—0.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.12%[2]	7,731,731	7,731,731
Total Investments, at Value (Cost $1,278,128,107)	99.8%	1,524,281,337
Net Other Assets (Liabilities)	0.2	2,966,618

Net Assets	100.0%	$1,527,247,955

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2018	Additions	Reductions	October 31, 2018
Investment Companies
Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	587,747	759,041	142,996	1,203,792
Oppenheimer Global Multi Strategies Fund, Cl. I	1,401,676	379	1,402,055	—

1        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares	Gross	Gross	Shares
	January 31, 2018	Additions	Reductions	October 31, 2018
Oppenheimer Gold & Special Minerals Fund, Cl. I	736,866	442,464	582,422	596,908
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,417,858	81,041	1,336,817
Oppenheimer Real Estate Fund, Cl. I	976,792	292,949	236,145	1,033,596
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	—	1,083,948	5,056	1,078,892
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	5,106,160	20,221	2,091,251	3,035,130
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	—	549,454	2,540	546,914
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,983,854	8,519	908,937	1,083,436
Oppenheimer Main Street Small Cap Fund, Cl. I	3,563,180	153,953	526,536	3,190,597
Oppenheimer Value Fund, Cl. I	8,723,891	140,664	1,802,403	7,062,152
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	22,247,133	4,894,398	1,810,793	25,330,738
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,179,639	990,713	415,489	5,754,863
Oppenheimer Master Loan Fund, LLC	2,769,703	1,007,724	699,039	3,078,388
Oppenheimer Total Return Bond Fund, Cl. I	33,673,455	5,383,574	4,262,807	34,794,222
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	968,366	432,031	73,409	1,326,988
Oppenheimer Emerging Markets Innovators Fund, Cl. I	—	853,316	3,903	849,413
Oppenheimer Global Fund, Cl. I	—	511,653	2,368	509,285
Oppenheimer International Equity Fund, Cl. I	4,275,433	334,901	387,649	4,222,685
Oppenheimer International Growth Fund, Cl. I	2,383,911	219,613	317,735	2,285,789
Oppenheimer International Small- Mid Co. Fund, Cl. I	715,977	3,294	46,918	672,353
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	—	857,867	3,947	853,920
Foreign Fixed Income Funds
Oppenheimer International Bond Fund, Cl. I	17,012,232	3,986,610	1,331,901	19,666,941
Money Market Funds
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,606,449	32,661,319	26,536,037	7,731,731

2        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	$33,958,964	$—		$23,822	$467,861
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—		(4,924,233)	4,339,405
Oppenheimer Gold & Special Minerals Fund, Cl. I	8,100,044	—		(8,962,046)	6,773,556
Oppenheimer Master Event-Linked Bond Fund, LLC	21,042,365	971,839	[a]	(353,923)[a]	(326,234)[a]
Oppenheimer Real Estate Fund, Cl. I	24,919,999	289,485		(868,470)	948,145
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	8,523,243	—		(1,307)	(399,190)
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	197,799,439	—		9,781,873	(20,791,994)
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	12,579,014	—		(1,904)	(311,741)
Oppenheimer Main Street Mid Cap Fund, Cl. I	30,325,361	—		320,178	(2,624,795)
Oppenheimer Main Street Small Cap Fund, Cl. I	48,879,952	—		869,831	(1,430,636)
Oppenheimer Value Fund, Cl. I	256,921,083	3,888,436		6,404,004	(33,837,865)
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	109,175,479	1,774,007		(682,482)	(333,342)
Oppenheimer Master Inflation Protected Securities Fund, LLC	68,251,064	1,749,839	[b]	(33,003)[b]	(2,614,209)[b]
Oppenheimer Master Loan Fund, LLC	53,847,103	2,222,243	[c]	689,537 [c]	(1,386,543)[c]
Oppenheimer Total Return Bond Fund, Cl. I	226,510,383	6,345,132		(9,874,617)	342,845
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	49,390,476	—		(164,909)	(9,114,793)
Oppenheimer Emerging Markets Innovators Fund, Cl. I	7,644,715	—		(1,065)	(186,871)
Oppenheimer Global Fund, Cl. I	45,606,427	—		(5,244)	(595,863)
Oppenheimer International Equity Fund, Cl. I	81,582,268	—		376,459	(17,563,206)
Oppenheimer International Growth Fund, Cl. I	85,168,497	—		(736,464)	(20,320,294)
Oppenheimer International Small- Mid Co. Fund, Cl. I	32,985,619	—		318,719	(2,653,454)
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	8,709,985	—		(577)	(179,323)
Foreign Fixed Income Funds
Oppenheimer International Bond Fund, Cl. I	104,628,126	2,880,521		(478,068)	(12,992,705)

3        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Money Market Funds
Oppenheimer Institutional Government Money Market Fund, Cl. E	$7,731,731	$148,001	$—	$—

Total	$1,524,281,337	$20,269,503	$(8,303,889)	$(114,791,246)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

4        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

5        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,381,140,805	$143,140,532	$—	$1,524,281,337

Total Assets	$1,381,140,805	$143,140,532	$—	$1,524,281,337

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

    For the reporting period, there were no transfers between levels.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

6        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

3. Investments and Risks (Continued)

including their management fee.

    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund,

LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event- Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

    The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 4.47% of Master Loan, 5.68% of Master Event-Linked Bond and 44.86% of Master Inflation Protected Securities at period end.

7        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

8        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—4.9%
Oppenheimer Fundamental Alternatives Fund, Cl. I	988,566	$27,887,441
Oppenheimer Gold & Special Minerals Fund, Cl. I	923,649	12,533,916
Oppenheimer Master Event-Linked Bond Fund, LLC	2,127,869	33,494,043
Oppenheimer Real Estate Fund, Cl. I	1,197,758	28,877,952
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	1,522,006	12,023,848
		114,817,200
Domestic Equity Funds—44.3%
Oppenheimer Capital Appreciation Fund, Cl. I	5,868,669	382,461,161
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	804,668	18,507,371
Oppenheimer Main Street Mid Cap Fund, Cl. I	2,255,400	63,128,653
Oppenheimer Main Street Small Cap Fund, Cl. I	5,709,844	87,474,804
Oppenheimer Value Fund, Cl. I	12,998,404	472,881,950
		1,024,453,939
Domestic Fixed Income Funds—14.0%
Oppenheimer Limited-Term Government Fund, Cl. I	16,810,630	72,453,816
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,117,674	48,834,458
Oppenheimer Master Loan Fund, LLC	2,489,323	43,543,184
Oppenheimer Total Return Bond Fund, Cl. I	24,423,245	158,995,322
		323,826,780
Foreign Equity Funds—33.0%
Oppenheimer Developing Markets Fund, Cl. I	3,438,779	127,991,372
Oppenheimer Emerging Markets Innovators Fund, Cl. I	2,759,101	24,831,913
Oppenheimer Global Fund, Cl. I	897,647	80,384,327
Oppenheimer International Equity Fund, Cl. I	10,634,557	205,459,634
Oppenheimer International Growth Fund, Cl. I	5,658,738	210,844,583
Oppenheimer International Small-Mid Co. Fund, Cl. I	2,076,755	101,885,578
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	1,204,649	12,287,415
		763,684,822
Foreign Fixed Income Fund—3.5%
Oppenheimer International Bond Fund, Cl. I	15,187,828	80,799,246
Money Market Fund—0.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.12%[2]	5,018,000	5,018,000
Total Investments, at Value (Cost $1,898,887,698)	99.9%	2,312,599,987
Net Other Assets (Liabilities)	0.1	1,255,000

Net Assets	100.0%	$2,313,854,987

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Investment Companies
Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	363,572	679,181	54,187	988,566

1      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Oppenheimer Global Multi Strategies Fund, Cl. I	870,291	756	871,047	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	469,836	724,582	270,769	923,649
Oppenheimer Master Event-Linked Bond Fund, LLC	1,493,604	797,451	163,186	2,127,869
Oppenheimer Real Estate Fund, Cl. I	547,627	693,108	42,977	1,197,758
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	—	1,526,954	4,948	1,522,006
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	9,005,104	38,236	3,174,671	5,868,669
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	—	807,280	2,612	804,668
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,854,798	17,142	1,616,540	2,255,400
Oppenheimer Main Street Small Cap Fund, Cl. I	6,199,301	155,009	644,466	5,709,844
Oppenheimer Value Fund, Cl. I	15,013,184	270,661	2,285,441	12,998,404
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	14,292,458	3,662,945	1,144,773	16,810,630
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,653,830	751,616	287,772	4,117,674
Oppenheimer Master Loan Fund, LLC	2,806,582	513,181	830,440	2,489,323
Oppenheimer Total Return Bond Fund, Cl. I	22,710,820	4,120,519	2,408,094	24,423,245
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	2,805,883	855,484	222,588	3,438,779
Oppenheimer Emerging Markets Innovators Fund, Cl. I	—	2,767,976	8,875	2,759,101
Oppenheimer Global Fund, Cl. I	—	900,559	2,912	897,647
Oppenheimer International Equity Fund, Cl. I	11,557,153	934,695	1,857,291	10,634,557
Oppenheimer International Growth Fund, Cl. I	6,211,070	667,142	1,219,474	5,658,738
Oppenheimer International Small-Mid Co. Fund, Cl. I	2,049,178	162,794	135,217	2,076,755
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	—	1,208,476	3,827	1,204,649
Foreign Fixed Income Funds
Oppenheimer International Bond Fund, Cl. I	12,724,854	3,495,798	1,032,824	15,187,828
Money Market Funds
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,206,535	2,892,329	3,080,864	5,018,000

2      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies
Alternative Funds
Oppenheimer Fundamental Alternatives Fund, Cl. I	$27,887,441	$—		$15,469	$ 264,700
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—		(3,092,029)	2,713,037
Oppenheimer Gold & Special Minerals Fund, Cl. I	12,533,916	—		(3,676,351)	1,235,362
Oppenheimer Master Event-Linked Bond Fund, LLC	33,494,043	1,755,188	[a]	567,148 [a]	(4,340,819)[a]
Oppenheimer Real Estate Fund, Cl. I	28,877,952	185,734		458,894	(259,418)
Oppenheimer SteelPath MLP Select 40 Fund, Cl. I	12,023,848	—		(1,844)	(563,143)
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	382,461,161	—		50,655,423	(69,633,908)
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	18,507,371	—		(2,574)	(458,661)
Oppenheimer Main Street Mid Cap Fund, Cl. I	63,128,653	—		3,479,368	(8,499,050)
Oppenheimer Main Street Small Cap Fund, Cl. I	87,474,804	—		2,192,374	(3,186,686)
Oppenheimer Value Fund, Cl. I	472,881,950	7,046,762		31,529,905	(80,608,501)
Domestic Fixed Income Funds
Oppenheimer Limited-Term Government Fund, Cl. I	72,453,816	1,160,300		(36,999)	(615,881)
Oppenheimer Master Inflation Protected Securities Fund, LLC	48,834,458	1,232,686	[b]	(24,326)[b]	(2,194,421)[b]
Oppenheimer Master Loan Fund, LLC	43,543,184	1,873,803	[c]	679,071 [c]	(5,526,920)[c]
Oppenheimer Total Return Bond Fund, Cl. I	158,995,322	4,330,173		624,421	(7,075,898)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	127,991,372	—		4,483,467	(33,487,032)
Oppenheimer Emerging Markets Innovators Fund, Cl. I	24,831,913	—		(2,934)	(607,002)
Oppenheimer Global Fund, Cl. I	80,384,327	—		(8,297)	(1,050,248)
Oppenheimer International Equity Fund, Cl. I	205,459,634	—		4,660,464	(52,332,279)
Oppenheimer International Growth Fund, Cl. I	210,844,583	—		7,787,816	(63,237,172)
Oppenheimer International Small-Mid Co. Fund, Cl. I	101,885,578	—		4,061,986	(10,899,770)
Oppenheimer Macquarie Global Infrastructure Fund, Cl. I	12,287,415	—		(757)	(252,976)
Foreign Fixed Income Funds
Oppenheimer International Bond Fund, Cl. I	80,799,246	2,317,014		31,023	(10,813,847)

3      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Money Market Funds
Oppenheimer Institutional Government Money Market Fund, Cl. E	$5,018,000	$93,947	$—	$—

Total	$2,312,599,987	$19,995,607	$104,380,718	$(351,430,533)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC

2. Rate shown is the 7-day yield at period end.

4      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

5      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,186,728,302	$125,871,685	$—	$2,312,599,987

Total Assets	$2,186,728,302	$125,871,685	$—	$2,312,599,987

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

6      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

3. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.61% of Master Loan, 9.05% of Master Event-Linked Bond and 32.12% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

7      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

8      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.8%[1]
Domestic Equity Funds—43.9%
Oppenheimer Capital Appreciation Fund, Cl. I	1,920,810	$125,179,196
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	357,192	8,215,410
Oppenheimer Main Street Mid Cap Fund, Cl. I	687,792	19,251,301
Oppenheimer Main Street Small Cap Fund, Cl. I	2,206,224	33,799,351
Oppenheimer Value Fund, Cl. I	4,763,315	173,289,407
		359,734,665
Foreign Equity Funds—55.9%
Oppenheimer Developing Markets Fund, Cl. I	1,745,367	64,962,570
Oppenheimer Emerging Markets Innovators Fund, Cl. I	1,537,869	13,840,822
Oppenheimer Global Fund, Cl. I	459,184	41,119,945
Oppenheimer International Equity Fund, Cl. I	7,434,447	143,633,517
Oppenheimer International Growth Fund, Cl. I	3,684,816	137,296,260
Oppenheimer International Small-Mid Co. Fund, Cl. I	1,165,002	57,154,977
		458,008,091
Total Investments, at Value (Cost $547,625,147)	99.8%	817,742,756
Net Other Assets (Liabilities)	0.2	1,382,805
Net Assets	100.0%	$819,125,561

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Investment Companies
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	2,981,202	26,729	1,087,121	1,920,810
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	—	358,315	1,123	357,192
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,318,341	11,014	641,563	687,792
Oppenheimer Main Street Small Cap Fund, Cl. I	2,096,673	271,185	161,634	2,206,224
Oppenheimer Value Fund, Cl. I	5,409,855	118,335	764,875	4,763,315
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	1,337,978	522,880	115,491	1,745,367
Oppenheimer Emerging Markets Innovators Fund, Cl. I	—	1,542,645	4,776	1,537,869
Oppenheimer Global Fund, Cl. I	—	460,723	1,539	459,184
Oppenheimer International Equity Fund, Cl. I	7,009,190	910,902	485,645	7,434,447
Oppenheimer International Growth Fund, Cl. I	4,059,673	586,631	961,488	3,684,816

1      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018
Oppenheimer International Small-Mid Co. Fund, Cl. I	1,424,623	13,101	272,722	1,165,002

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Companies
Domestic Equity Funds
Oppenheimer Capital Appreciation Fund, Cl. I	$125,179,196	$—	$9,509,867	$(15,807,413)
Oppenheimer Discovery Mid Cap Growth Fund, Cl. I	8,215,410	—	(1,209)	(203,381)
Oppenheimer Main Street Mid Cap Fund, Cl. I	19,251,301	—	2,199,110	(3,767,447)
Oppenheimer Main Street Small Cap Fund, Cl. I	33,799,351	—	133,356	(541,759)
Oppenheimer Value Fund, Cl. I	173,289,407	2,431,957	6,454,265	(24,007,108)
Foreign Equity Funds
Oppenheimer Developing Markets Fund, Cl. I	64,962,570	—	(306,234)	(15,028,066)
Oppenheimer Emerging Markets Innovators Fund, Cl. I	13,840,822	—	(1,831)	(337,788)
Oppenheimer Global Fund, Cl. I	41,119,945	—	(4,889)	(536,445)
Oppenheimer International Equity Fund, Cl. I	143,633,517	—	(414,113)	(29,809,853)
Oppenheimer International Growth Fund, Cl. I	137,296,260	—	2,223,050	(39,375,828)
Oppenheimer International Small-Mid Co. Fund, Cl. I	57,154,977	—	5,981,428	(10,525,627)

Total	$817,742,756	$2,431,957	$25,772,800	$(139,940,715)

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

3      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$817,742,756	$—	$—	$817,742,756

Total Assets	$817,742,756	$—	$—	$817,742,756

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

4      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

3. Investments and Risks (Continued)

including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment

5      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Pending Acquisition (Continued)

management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

6      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date:	12/21/2018